DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Oct. 09, 2020	Dec. 31, 2019		Dec. 31, 2018	Aug. 03, 2016
Disclosure of detailed information about borrowings [line items]
Current portion	$ 50,031		$ 15,987	[1]
Long term portion	55,732		90,782	[1]
Total	55,732		90,782
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Current portion	296		987
Long term portion	1,185		1,394
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Current portion	49,735		0
Long term portion	0		47,002
Total	$ 49,735		47,002		$ 44,612
Borrowings, interest rate	7.00%	7.00%				7.00%
Macquarie Credit Facility
Disclosure of detailed information about borrowings [line items]
Current portion	$ 0		15,000
Long term portion	$ 54,547		$ 42,386
Total		$ 50,000

[1]	Please refer to Note 28 for information on revised prior period comparatives.